UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2013

Date of reporting period: March 31, 2013

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	HARVEST FUNDS
INTERMEDIATE BOND
MARCH 31, 2013
(Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 89.6%

	Face Amount(1)		Value
China — 43.2%
Baidu
3.500%, 11/28/2022		$250,000	$252,878
Caifu Holdings
Callable 01/24/17 @ $104
8.750%, 01/24/2020		200,000	198,653
China CITIC Bank International MTN
6.875%, 06/24/2020		400,000	469,007
China Resources Power East Foundation
Callable 05/09/16 @ $100
7.250%, 05/09/2049 (A)		200,000	208,046
China SCE Property Holdings
11.500%, 11/14/2017		200,000	212,930
Country Garden Holdings
11.125%, 02/23/2018		200,000	230,000
Fantasia Holdings Group
13.750%, 09/27/2017		200,000	229,275
Far East Horizon
4.500%, 03/22/2016	CNY	2,000,000	319,631
Fufeng Group
7.625%, 04/13/2016		200,000	202,000
Hero Asia Investment
Callable 12/07/15 @ $100
5.250%, 12/07/2049 (A)		450,000	461,080
MIE Holdings Corp MTN
Callable 02/06/16 @ $103
6.875%, 02/06/2018		200,000	208,956
Shandong International Hong Kong MTN
5.800%, 12/07/2015	CNY	2,000,000	325,844
Shenzhen International Holdings
4.375%, 04/20/2017		200,000	210,525
Sino-Ocean Land Perpetual Finance
Callable 05/13/16 @ $100
10.250%, 12/29/2049 (A)		400,000	423,760
Sound Global
11.875%, 08/10/2017		200,000	217,239
Yuexiu Property
4.500%, 01/24/2023		200,000	193,246

			4,363,070

Hong Kong — 28.6%
Cheung Kong Infrastructure Holdings
7.000%, 08/27/2049		200,000	207,100
China Resources Cement Holdings
2.125%, 10/05/2017		200,000	199,830
Henson Finance
5.500%, 09/17/2019		300,000	334,842
Hutchison Whampoa International
Callable 05/07/17 @ $100
6.000%, 05/29/2049 (A)		250,000	266,875
Hutchison Whampoa International
5.750%, 09/11/2019		300,000	355,592
Industrial & Commercial Bank of China Asia MTN
5.125%, 11/30/2020		200,000	221,467
Li & Fung
5.500%, 05/16/2017		200,000	222,417
New World China Land
5.500%, 02/06/2018	CNY	1,000,000	163,279
Noble Group
6.625%, 08/05/2020		100,000	108,750
PCCW-HKT Capital No. 5
3.750%, 03/08/2023		200,000	198,070
Shimao Property Holdings
6.625%, 01/14/2020		200,000	193,391

THE ADVISORS’ INNER CIRCLE FUND	HARVEST FUNDS
INTERMEDIATE BOND
MARCH 31, 2013
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount(1)/ Shares		Value
Hong Kong — continued
Wing Hang Bank
6.000%, 04/29/2049		$400,000	$413,970

			2,885,583

India — 4.4%
Bharti Airtel International Netherlands
5.125%, 03/11/2023		200,000	200,800
State Bank of India
6.439%, 11/29/2049		250,000	247,126

			447,926

Indonesia — 4.0%
Berau Coal Energy
7.250%, 03/13/2017		200,000	201,500
Star Energy Geothermal Wayang Windu
Callable 03/28/17 @ $103
6.125%, 03/27/2020		200,000	199,500

			401,000

Philippines — 2.6%
Petron Corp
7.500%, 12/30/2048		250,000	257,350

Russia — 4.8%
Russian Agricultural Bank Via RSHB Capital MTN
3.600%, 02/04/2016	CNY	2,000,000	320,338
VTB Bank Via VTB Capital
4.500%, 10/30/2015	CNY	1,000,000	164,299

			484,637

Singapore — 2.0%
BOC Aviation MTN
2.875%, 10/10/2017		200,000	199,972

TOTAL CORPORATE OBLIGATIONS
(Cost $9,040,637)			9,039,538

COMMON STOCK — 3.7%
Hong Kong — 2.2%
Yuexiu Real Estate Investment Trust		400,000	227,244

Singapore — 1.5%
CapitaMall Trust		90,000	151,620

TOTAL COMMON STOCK
(Cost $363,602)			378,864

SHORT-TERM INVESTMENT — 1.9%
SEI Daily Income Trust Money Market Fund, Cl A, 0.040% (B)
(Cost $188,586)		188,586	188,586

TOTAL INVESTMENTS— 95.2%
(Cost $9,592,825)†			$9,606,988

THE ADVISORS’ INNER CIRCLE FUND	HARVEST FUNDS
INTERMEDIATE BOND
MARCH 31, 2013
(Unaudited)

A summary of the outstanding forward foreign currency contracts held by the Fund at March 31, 2013, is as follows:

Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
4/3/13	SGD	189,506	USD	152,112	$(644)
4/3/13	USD	347,576	CNH	2,161,948	729
4/3/13	USD	8,000,000	CNY	49,832,000	18,469

					$18,554

For the period ended March 31, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2013, is as follows:

Counterparty	Currency to Deliver	Currency to Receive	Unrealized Appreciation
HSBC	(8,500,332)	8,518,886	$18,554

CNH	China Offshore Yuan Renminbi
CNY	China Yuan Renminbi
SGD	Singapore Dollar
USD	U.S. Dollar

Percentages are based on Net Assets of $10,091,927.

(1)	In U.S. dollars unless otherwise indicated.
(A)	Floating rate security—Rate disclosed is the rate in effect on March 31, 2013.
(B)	The rate reported is the 7-day effective yield as of March 31, 2013.
†	At March 31, 2013, the tax basis cost of the Fund’s investments was $9,592,825, and the unrealized appreciation and depreciation were $47,792 and $(33,629) respectively.

Cl — Class

MTN — Medium Term Note

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Corporate Obligations	$—	$9,039,538	$—	$9,039,538
Common Stock	378,864	—	—	378,864
Short-Term Investment	188,586	—	—	188,586

Total Investments in Securities	$567,450	$9,039,538	$—	$9,606,988

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Forward Contracts — Appreciation*	$—	$19,198	$—	$19,198
Forward Contracts — Depreciation*	—	(644)	—	(644)

Total Other Financial Instruments	$—	$18,554	$—	$18,554

* Forward foreign currency contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2013, there have been no transfers between Level 1 & Level 2 assets and liabilities. For the period ended March 31, 2013, there were no Level 3 securities.

The following is a summary of the significant accounting policies followed by the Fund:

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may

THE ADVISORS’ INNER CIRCLE FUND	HARVEST FUNDS
INTERMEDIATE BOND
MARCH 31, 2013
(Unaudited)

be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default.

HGI-QH-001-0100

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: May 29, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: May 29, 2013